Basis of Preparation of the Financial Statements (Tables)	12 Months Ended
Dec. 31, 2018
Basis of Preparation of the Financial Statements [Abstract]
Schedule of changes in exchange rates

Representative
exchange rate of USD
(NIS/USD 1)
Date of financial statements:
December 31, 2018	3.748
December 31, 2017	3.467
December 31, 2016	3.845

Changes in exchange rates for the year ended:	%

December 31, 2018	8.1
December 31, 2017	(9.8)
December 31, 2016	(1.5)

Schedule of expected effect of the standard's application on the relevant items of the statement of financial position
	According to the previous		According to
	policy	The change	IFRS 15
	USD thousands	USD thousands	USD thousands

Deferred income	95	(95)	-
Accumulated loss	(38,567)	95	(38,472)

Schedule of expected effect of the standard's application on the relevant items of the statement of operations position

	According to the previous		According to
	policy	The change	IFRS 15
	USD thousands	USD thousands	USD thousands

Revenues	-	(100)	(100)

General and administrative expenses	6,392	5	6,397

Operating Loss	12,061	(95)	11,966

Loss for the year	13,008	(95)	12,913

Impact on basic and diluted loss per share data :

Basic and diluted loss per share -USD	(*)1.39	(0.02)	1.37

(*)	Restated to reflect a 20:1 reverse share split, that took place in January 2019, see Note 9A.